Acquisitions and Disposals of Businesses and Assets	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Combinations [Abstract]
Mergers, Acquisitions and Dispositions Disclosures [Text Block]

2012 acquisitions

The Company made the following acquisitions during the year:

Acquisition of First Uranium

On July 20, 2012, AngloGold Ashanti acquired the entire share capital of First Uranium (Pty) Limited, a wholly owned subsidiary of Toronto-based First Uranium Corporation and the owner of Mine Waste Solutions in South Africa, for a cash consideration of $335 million. Mine Waste Solutions is a recently commissioned tailings retreatment operation located in South Africa's Vaal River region and in the immediate proximity of AngloGold Ashanti's own tailings facilities. In connection with the acquisition, AngloGold Ashanti agreed to guarantee the observance and performance of existing delivery obligations of a wholly owned subsidiary of Mine Waste Solutions to sell to an existing customer at a pre-agreed price, 25 percent of the gold produced at a gold recovery plant located in northwest South Africa, subject to a cap of 312,500 ounces over the life of the contract. The transaction was funded from cash reserves and debt facilities. The acquisition has been accounted for as a purchase business combination under US GAAP whereby identifiable assets acquired and liabilities assumed were recorded at their fair market values as of the date of acquisition. The excess of the purchase price over fair value was recorded as goodwill and as such, the acquisition resulted in goodwill of $9 million being recorded, relating mainly to the expected synergies arising from the immediate proximity of AngloGold Ashanti's own tailings facilities to the Mine Waste Solutions plant that will allow processing of AngloGold Ashanti's Vaal River tailings without having to build additional processing facilities.

In accordance with FASB ASC guidance, goodwill is assigned to specific reporting units. The Company's reporting units are generally consistent with the operating mines underlying segments identified in Note 26 – Segment and geographical information. An individual operating mine is not a typical "going-concern" business because of the finite life of its reserves. The allocation of goodwill to an individual operating mine likely will result in an eventual goodwill impairment due to the wasting nature of the primary asset of the reporting unit. The Company evaluates its held-for-use long lived assets for impairment when events or changes in circumstances indicate that the related carrying amount likely will not be recoverable over the long term and, in accordance with the FASB ASC guidance, performs its annual impairment review of assigned goodwill during the fourth quarter of each year. The accounting treatment of goodwill arising on acquisition of First Uranium (Pty) Limited is consistent with FASB ASC guidance. Goodwill related to the acquisition is non-deductible for income tax purposes. The assets and liabilities of First Uranium (Pty) Limited are included in the South Africa segment for disclosure purposes.

The operations and financial condition of the companies and assets acquired are included in the financial statements from July 20, 2012, the effective date of the acquisition.

For information purposes only, the following unaudited pro-forma financial data reflects the consolidated results of operations of AngloGold Ashanti as if the acquisition had taken place on January 1, 2012, 2011 and 2010:

	2012	2011	2010
	$	$	$

Total revenue	6,494	6,767	5,483

Net income - attributable to AngloGold Ashanti	838	1,442	137

The pro forma information is not indicative of the results of operations that would have occurred had the acquisition been consummated on January 1, 2012 or the group’s future results of operations.

From the date of acquisition, First Uranium (Pty) Limited has contributed $41 million of revenue and $33 million to the Net income before taxation of the Company.

The fair value of the identifiable assets and liabilities of First Uranium (Pty) Limited as at the date of acquisition was:

$

Assets
Property, plant and equipment	616
Other long-term assets	3
Restricted cash	3
Deferred taxation assets	52
Inventories	134
Trade and other receivables	2
Cash and cash equivalents	5
815

Liabilities
Other non-current liabilities	342
Deferred taxation liabilities	61
Provision for environmental rehabilitation	37
Loans from group companies	204
Accounts payable and other current liabilities	49
693

Total identifiable net assets at fair value	122
Purchase consideration	131
Goodwill recognized on acquisition	9

Analysis of cash flows on acquisition:

Net cash acquired with the subsidiary	5
Cash paid - Share capital acquired	(131)
Cash paid - Loan acquired	(204)
(330)

Delivery obligations of Mine Waste Solutions acquired as part of the business combination have been recognized on acquisition as a loss making executory contract, and are amortized as the deliveries of ounces occur.

The transaction costs of $3 million are a non-recurring expense and have been included in General and administrative expenses in the condensed consolidated statements of income and are included in operating cash flows in the condensed consolidated statements of cash flows.

Financial assets acquired include trade and other receivables with a fair value of $2 million. Trade and other receivables are expected to be collectible.

There were no material non-recurring pro-forma adjustments directly attributable to the acquisition of First Uranium (Pty) Limited.

Acquisition of remaining 50 percent interest in Serra Grande

On May 29, 2012, AngloGold Ashanti, which holds, through a subsidiary, a 50 percent interest in the Serra Grande (“Crixás”) mine in Brazil, acquired the remaining 50 percent stake in the mine from Kinross Gold Corporation for $215 million in cash. The transaction was accounted for as an equity transaction and funded from existing cash reserves and borrowings under the Company's existing debt facilities and closed on June 28, 2012.

2012 Disposals
The Company’s disposals during the year included:

—	Part disposal of Rand Refinery Limited
	On December 3, 2012, AngloGold Ashanti Limited disposed of a 5 percent interest in Rand Refinery Limited for a total cash consideration of $6 million. AngloGold Ashanti Limited holds a remaining interest of 48.03 percent as at December 31, 2012 which is accounted for using the equity method. The disposal resulted in a profit of $14 million due to the recognition of the fair value of the residual interest as summarized below:

		$

	Fair value of consideration received	6
	Fair value of residual value of investment	57
	Noncontrolling interest	45

	Less: Carrying value of assets disposed	(94)
	Total profit on disposal	14

	Subsequent to year-end, the Company disposed of an additional 4.24 percent interest in Rand Refinery Limited. See Note 29.

Disposal of AngloGold Ashanti-Polymetal Strategic Alliance

On February 8, 2012, the transaction to dispose of the AngloGold Ashanti-Polymetal Strategic Alliance consisting of AngloGold Ashanti-Polymetal Strategic Alliance Management Company Holdings Limited, Amikan Holdings Limited, AS APK Holdings Limited, Imitzoloto Holdings Limited and Yeniseiskaya Holdings Limited to Polyholding Limited was completed. The Company realized a profit equating to proceeds of $20 million on disposal.

2011 acquisitions

The Company made the following acquisition during the year:

Acquisition of an interest in First Uranium

On July 22, 2011, AngloGold Ashanti acquired 47,065,916 shares (or 19.79 percent) in First Uranium Corporation, a Canadian incorporated company, from Village Main Reef Limited, a South African incorporated company, at a price of CAD0.60 per share ($0.64 per share), representing an aggregate consideration of $30 million.

2011 disposal

The Company's disposal during the year included:

Disposal of ISSI

AngloGold Ashanti disposed of its subsidiary ISS International Limited ("ISSI") during the first quarter of 2011. The Company entered into a memorandum of understanding with The Institute of Mine Seismology relating to the disposal of ISSI. The sale was concluded on February 28, 2011, proceeds amounted to $9 million and the Company realized a profit of $2 million on disposal.

2010 disposals

The Company's disposals during the year included:

Disposal of Tau Lekoa

On February 17, 2009, AngloGold Ashanti announced the terms of the sale of its Tau Lekoa mine, together with the adjacent properties Weltevreden, Jonkerskraal and Goedgenoeg, to Simmer & Jack Mines Limited (“Simmers”). The sale was concluded effective August 1, 2010. The selling price of R600 million ($85 million) was payable in two tranches, R450 million ($64 million) was paid in cash on August 4, 2010 with the remaining R150 million ($21 million) (which was subject to certain offset adjustments) being settled on November 1, 2010. The Company realized a loss of $7 million on the sale of Tau Lekoa.

Disposal of B2Gold

AngloGold Ashanti realized net proceeds of $68 million from the sale of its entire holding of 31,556,650 shares in Vancouver-based gold producer B2Gold Corp (“B2Gold”). This stake, equivalent to about 10.17 percent of B2Gold's outstanding shares, was sold on November 9, 2010 and the Company realized a profit of $45 million on disposal. The Company acquired a 15.9 percent direct interest in B2Gold during May 2008.